Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements	12 Months Ended
Dec. 31, 2013
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	5.00%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.80%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.70%
Terminal Capitalization Rate	5.50%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.80%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	4.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	3.80%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	5.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.50%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(7.00%)
Terminal Capitalization Rate	(5.90%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.40%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(7.40%)
Terminal Capitalization Rate	(6.30%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.60%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.60%)
Terminal Capitalization Rate	(5.00%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(4.40%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(7.50%)
Terminal Capitalization Rate	(6.30%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.70%)
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	9.50%
Terminal Capitalization Rate	8.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	8.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	10.00%
Terminal Capitalization Rate	8.00%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	8.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	8.00%
Terminal Capitalization Rate	6.30%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	5.80%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	13.00%
Terminal Capitalization Rate	12.50%
Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	12.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	34.80%
Equivalency Rate	2.60%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	26.50%
Equivalency Rate	2.40%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	38.70%
Equivalency Rate	2.20%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(47.40%)
Equivalency Rate	(3.80%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(59.90%)
Equivalency Rate	(4.30%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(45.20%)
Equivalency Rate	(3.90%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	61.50%
Equivalency Rate	4.40%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	130.70%
Equivalency Rate	7.40%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	57.30%
Equivalency Rate	4.80%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	34.80%
Weighted Average Cost of Capital Risk Premiums	1.40%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	26.50%
Weighted Average Cost of Capital Risk Premiums	0.90%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	38.70%
Weighted Average Cost of Capital Risk Premiums	1.50%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(47.40%)
Weighted Average Cost of Capital Risk Premiums	(2.10%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(59.90%)
Weighted Average Cost of Capital Risk Premiums	(4.50%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(45.20%)
Weighted Average Cost of Capital Risk Premiums	(1.90%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	61.50%
Weighted Average Cost of Capital Risk Premiums	3.20%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	130.70%
Weighted Average Cost of Capital Risk Premiums	13.80%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	57.30%
Weighted Average Cost of Capital Risk Premiums	2.90%